CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury shares [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2019	$ 2,809	$ 65,573	$ 26	$ (2,088)	$ 19,050	$ 85,370
Balance, shares at Dec. 31, 2019	9,149,169
Comprehensive loss	$ 0	0	102	0	(5,329)	$ (5,227)
Exercise of Options, shares						0
Share based compensation	0	138	0	0	0	$ 138
Balance at Dec. 31, 2020	$ 2,809	65,711	128	(2,088)	13,721	80,281
Balance, shares at Dec. 31, 2020	9,149,169
Comprehensive loss	$ 0	0	(95)	0	(3,562)	$ (3,657)
Exercise of Options, shares						0
Share based compensation	0	160	0	0	0	$ 160
Balance at Dec. 31, 2021	$ 2,809	65,871	33	(2,088)	10,159	76,784
Balance, shares at Dec. 31, 2021	9,149,169
Comprehensive loss	$ 0	0	(59)	0	(1,562)	(1,621)
Exercise of Options	$ 33	156	0	0	0	$ 189
Exercise of Options, shares	36,850					36,850
Share based compensation	$ 0	218	0	0	0	$ 218
Balance at Dec. 31, 2022	$ 2,842	$ 66,245	$ (26)	$ (2,088)	$ 8,597	$ 75,570
Balance, shares at Dec. 31, 2022	9,186,019